Expense Example - Neuberger Berman Emerging Markets Equity Fund	Aug. 31, 2025 USD ($)
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	551
Expense Example, with Redemption, 10 Years	1,315
Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	705
Expense Example, with Redemption, 3 Years	978
Expense Example, with Redemption, 5 Years	1,330
Expense Example, with Redemption, 10 Years	2,318
Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	213
Expense Example, with Redemption, 3 Years	658
Expense Example, with Redemption, 5 Years	1,188
Expense Example, with Redemption, 10 Years	2,640
Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	603
Expense Example, with Redemption, 10 Years	1,421
Class R3 (NEMRX) | Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	163
Expense Example, with Redemption, 3 Years	505
Expense Example, with Redemption, 5 Years	949
Expense Example, with Redemption, 10 Years	$ 2,185